Quarterly Holdings Report
for

Fidelity® SAI International Quality Index Fund

January 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

IQI-QTLY-0321
1.9898216.100

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 5.9%
Altium Ltd.	18,122	$425,741
ASX Ltd.	28,727	1,576,121
BHP Billiton Ltd.	269,162	8,976,281
Carsales.com Ltd.	36,442	546,433
CSL Ltd.	57,438	11,927,691
Fortescue Metals Group Ltd.	246,743	4,109,013
Magellan Financial Group Ltd.	21,096	772,596
Medibank Private Ltd.	408,665	911,981

TOTAL AUSTRALIA		29,245,857

Austria - 0.2%
Verbund AG	10,105	912,361
Bailiwick of Jersey - 1.0%
Experian PLC	136,597	4,774,424
Belgium - 0.9%
Colruyt NV	9,422	581,537
Proximus	20,753	437,712
Sofina SA	2,338	757,554
UCB SA	18,762	1,947,173
Warehouses de Pauw	19,445	699,429

TOTAL BELGIUM		4,423,405

Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	90,500	482,659
Cayman Islands - 0.3%
Sands China Ltd.	360,000	1,432,432
Denmark - 5.2%
Christian Hansen Holding A/S (a)	15,262	1,386,096
Coloplast A/S Series B	17,630	2,639,063
Genmab A/S (a)	9,642	3,854,534
Novo Nordisk A/S Series B	192,246	13,393,438
Novozymes A/S Series B	31,230	1,881,362
Pandora A/S	14,840	1,436,395
Royal Unibrew A/S	6,224	617,058
Tryg A/S	21,075	658,185

TOTAL DENMARK		25,866,131

Finland - 1.4%
Elisa Corp. (A Shares)	22,209	1,322,791
Kojamo OYJ	20,205	431,058
Kone OYJ (B Shares)	59,328	4,674,077
Orion Oyj (B Shares)	15,615	717,052

TOTAL FINLAND		7,144,978

France - 7.9%
Edenred SA	36,591	1,988,012
Hermes International SCA	5,170	5,286,517
L'Oreal SA	33,086	11,639,666
La Francaise des Jeux SAEM (b)	18,141	780,432
Legrand SA	39,297	3,619,586
LVMH Moet Hennessy Louis Vuitton SE	23,893	14,445,600
Sartorius Stedim Biotech	3,557	1,489,226

TOTAL FRANCE		39,249,039

Germany - 5.1%
Allianz SE	52,262	11,829,574
Beiersdorf AG	14,584	1,591,919
CTS Eventim AG	7,982	471,542
Deutsche Borse AG	28,196	4,537,208
Hannover Reuck SE	8,948	1,389,932
Knorr-Bremse AG	9,808	1,299,515
MTU Aero Engines Holdings AG	7,879	1,835,820
Nemetschek Se	8,055	568,913
Rational AG	675	649,993
Scout24 AG (b)	15,967	1,236,237

TOTAL GERMANY		25,410,653

Hong Kong - 5.3%
AIA Group Ltd.	784,400	9,457,318
Galaxy Entertainment Group Ltd.	315,000	2,388,934
Hang Seng Bank Ltd.	107,800	1,950,710
Hong Kong Exchanges and Clearing Ltd.	176,900	11,348,797
Power Assets Holdings Ltd.	202,500	1,078,677

TOTAL HONG KONG		26,224,436

Italy - 1.3%
DiaSorin S.p.A.	2,900	635,585
FinecoBank SpA	89,974	1,405,795
Italgas SpA	72,173	433,724
Moncler SpA	29,475	1,667,211
Recordati SpA	14,852	769,970
Snam Rete Gas SpA	314,183	1,650,166

TOTAL ITALY		6,562,451

Japan - 24.3%
ASAHI INTECC Co. Ltd.	33,600	1,103,480
Astellas Pharma, Inc.	91,400	1,483,608
Azbil Corp.	19,400	989,031
Calbee, Inc.	17,100	505,270
Capcom Co. Ltd.	12,100	761,268
Chugai Pharmaceutical Co. Ltd.	94,700	4,947,238
Daiichi Sankyo Kabushiki Kaisha	33,600	1,079,421
Daito Trust Construction Co. Ltd.	10,200	1,060,461
Disco Corp.	4,400	1,430,331
Eisai Co. Ltd.	44,000	3,210,578
Hamamatsu Photonics K.K.	21,800	1,263,316
Hisamitsu Pharmaceutical Co., Inc.	12,600	753,029
Hoshizaki Corp.	8,800	777,966
Hoya Corp.	55,800	7,135,816
INPEX Corp.	160,600	927,615
Japan Exchange Group, Inc.	79,600	1,858,055
Japan Tobacco, Inc.	163,200	3,236,890
Kakaku.com, Inc.	19,300	558,299
KDDI Corp.	242,800	7,136,555
Keyence Corp.	24,300	13,024,030
Kobayashi Pharmaceutical Co. Ltd.	8,200	922,202
Kose Corp.	5,100	819,447
Lasertec Corp.	11,500	1,542,556
M3, Inc.	63,500	5,341,529
MonotaRO Co. Ltd.	18,200	912,215
Nexon Co. Ltd.	67,000	2,037,281
Nihon M&A Center, Inc.	21,700	1,259,592
Nihon Unisys Ltd.	11,900	452,165
Nippon Telegraph & Telephone Corp.	191,000	4,773,817
Nissan Chemical Corp.	21,700	1,234,732
Nitori Holdings Co. Ltd.	12,900	2,560,418
Nomura Research Institute Ltd.	58,000	1,957,420
OBIC Co. Ltd.	9,900	1,858,170
Ono Pharmaceutical Co. Ltd.	73,700	2,198,792
Open House Co. Ltd.	11,100	447,200
Oracle Corp. Japan	4,900	577,736
Otsuka Corp.	16,300	820,096
Otsuka Holdings Co. Ltd.	82,800	3,527,172
Pigeon Corp.	18,100	813,891
Rohto Pharmaceutical Co. Ltd.	16,500	482,028
Secom Co. Ltd.	31,800	2,877,165
Shimadzu Corp.	40,900	1,556,031
Shionogi & Co. Ltd.	41,600	2,258,465
SMC Corp.	9,400	5,686,038
Sysmex Corp.	24,500	2,861,783
TechnoPro Holdings, Inc.	5,400	411,915
Toho Co. Ltd.	21,000	810,970
Tokio Marine Holdings, Inc.	104,200	5,106,292
Tokyo Electron Ltd.	23,300	8,855,535
Trend Micro, Inc.	20,900	1,145,315
USS Co. Ltd.	33,000	649,005
Yakult Honsha Co. Ltd.	23,900	1,218,445

TOTAL JAPAN		121,217,675

Netherlands - 7.8%
Adyen BV (a)(b)	4,480	9,358,838
ASM International NV (Netherlands)	5,764	1,477,323
ASML Holding NV (Netherlands)	33,851	18,071,493
ASR Nederland NV	20,925	810,562
BE Semiconductor Industries NV	11,288	776,160
Euronext NV (b)	9,557	1,030,473
Ferrari NV	18,994	3,970,392
Wolters Kluwer NV	40,516	3,365,071

TOTAL NETHERLANDS		38,860,312

New Zealand - 0.6%
Fisher & Paykel Healthcare Corp.	85,322	2,123,861
The a2 Milk Co. Ltd. (a)	110,149	913,426

TOTAL NEW ZEALAND		3,037,287

Norway - 0.1%
Gjensidige Forsikring ASA	28,197	651,798
Singapore - 0.4%
Genting Singapore Ltd.	840,900	541,230
Singapore Exchange Ltd.	122,300	911,450
Singapore Technologies Engineering Ltd.	222,100	620,288

TOTAL SINGAPORE		2,072,968

Spain - 1.6%
Aena Sme SA (a)(b)	10,907	1,684,967
Amadeus IT Holding SA Class A	66,855	4,268,244
Enagas SA	36,932	814,582
Red Electrica Corporacion SA	64,239	1,220,810

TOTAL SPAIN		7,988,603

Sweden - 4.3%
Atlas Copco AB (A Shares)	146,498	7,948,007
Epiroc AB Class A	148,085	2,845,164
Evolution Gaming Group AB (b)	19,676	1,920,437
Fastighets AB Balder (a)	14,526	729,055
H&M Hennes & Mauritz AB (B Shares)	112,719	2,414,550
Hexagon AB (B Shares)	41,566	3,641,123
Swedish Match Co. AB	24,070	1,860,778

TOTAL SWEDEN		21,359,114

Switzerland - 14.8%
Belimo Holding AG (Reg.)	74	570,733
Bucher Industries AG	989	468,769
Ems-Chemie Holding AG	1,041	982,858
Geberit AG (Reg.)	5,497	3,367,009
Nestle SA (Reg. S)	171,836	19,262,223
Novartis AG	179,169	16,222,890
Partners Group Holding AG	2,774	3,283,955
Roche Holding AG (participation certificate)	50,269	17,348,439
Schindler Holding AG (participation certificate)	8,856	2,341,384
SGS SA (Reg.)	770	2,341,768
Sonova Holding AG Class B	8,081	1,954,137
Swatch Group AG (Bearer)	5,974	1,723,624
Swisscom AG	3,767	2,052,767
Temenos Group AG	6,969	882,910
VAT Group AG (b)	4,007	1,116,517

TOTAL SWITZERLAND		73,919,983

United Kingdom - 9.6%
Admiral Group PLC	37,919	1,497,335
Auto Trader Group PLC (b)	143,796	1,108,605
BAE Systems PLC	478,726	3,020,629
Compass Group PLC	264,960	4,732,923
Croda International PLC	21,153	1,821,858
Dialog Semiconductor PLC (a)	10,039	633,263
Direct Line Insurance Group PLC	204,063	838,511
Games Workshop Group PLC	4,822	682,489
Hargreaves Lansdown PLC	40,827	955,720
Howden Joinery Group PLC (a)	90,192	830,435
IG Group Holdings PLC	54,465	559,689
IMI PLC	42,478	725,187
ITV PLC	537,629	780,094
Persimmon PLC	47,130	1,647,313
RELX PLC (London Stock Exchange)	294,045	7,302,304
Rightmove PLC (a)	131,536	1,079,903
Rotork PLC	128,765	574,448
Sage Group PLC	166,176	1,342,892
Schroders PLC	18,449	863,746
St. James's Place Capital PLC	78,961	1,269,591
Taylor Wimpey PLC (a)	540,837	1,085,235
Unilever PLC	244,527	14,244,965

TOTAL UNITED KINGDOM		47,597,135

TOTAL COMMON STOCKS
(Cost $413,427,954)		488,433,701

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.09% (c)
(Cost $8,706,930)	8,705,189	8,706,930
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $422,134,884)		497,140,631
NET OTHER ASSETS (LIABILITIES) - 0.1%(d)		673,373
NET ASSETS - 100%		$497,814,004

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	88	March 2021	$9,308,200	$(302,418)	$(302,418)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,236,506 or 3.7% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $641,520 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$877
Total	$877

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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